Schedule of other current assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 394,854	$ 147,719
Other receivables	183,929	5,522
Other current assets	$ 578,783	$ 153,241